Severance Indemnities and Pension Plans (Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	4.64%	6.29%
Ultimate trend rate	[1]	3.96%	4.50%
Year the rate reaches the ultimate trend rate	[1]	2026	2026
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 233
Effect of one-percentage-point decrease on total of service and interest cost components		(233)
Effect of one-percentage-point increase on postretirement benefit obligation		3,844
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (3,262)
Other than MUAH [Member]
Defined benefit plan, assumed health care cost trend rates for the next fiscal year:
Initial trend rate	[1]	7.50%	7.50%
Ultimate trend rate	[1]	4.50%	5.00%
Year the rate reaches the ultimate trend rate	[1]	2026	2021
Defined benefit plan, effect of one-percentage-point change in assumed health care cost trend rates:
Effect of one-percentage-point increase on total of service and interest cost components		¥ 126
Effect of one-percentage-point decrease on total of service and interest cost components		(93)
Effect of one-percentage-point increase on postretirement benefit obligation		840
Effect of one-percentage-point decrease on postretirement benefit obligation		¥ (662)

[1]	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2015 and 2016, respectively.